Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 6,000,000 Units at a price of $10.00 per Unit. On February 17, 2023, the underwriters exercised their over-allotment option to purchase an additional 900,000 Units. Each Unit consists of one share of common stock, one redeemable warrant entitling the holder thereof to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment, and one right which entitles the holder thereof to receive one-tenth (1/10) of a share of common stock (see Note 6). Each warrant will become exercisable 30 days after the consummation of an initial business combination, and will expire five years after the completion of an initial business combination, or earlier upon redemption or liquidation. Each right entitles the holder thereof to receive one-tenth (1/10) of a share of common stock upon the consummation of an initial business combination, as described in more detail below. Each ten rights entitle the holder thereof to receive one share of common stock at the closing of a business combination.

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 6,000,000 Units at a price of $10.00 per Unit. On February 17, 2023, the underwriters exercised their over-allotment option to purchase an additional 900,000 Units. Each Unit consists of one share of common stock, one redeemable warrant entitling the holder thereof to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment, and one right which entitles the holder thereof to receive one-tenth (1/10) of a share of common stock (see Note 6). Each warrant will become exercisable 30 days after the consummation of an initial business combination, and will expire five years after the completion of an initial business combination, or earlier upon redemption or liquidation. Each right entitles the holder thereof to receive one-tenth (1/10) of a share of common stock upon the consummation of an initial business combination, as described in more detail below. Each ten rights entitle the holder thereof to receive one share of common stock at the closing of a business combination.